Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue	$ 10,189,069	$ 8,067,008
Egypt
Revenue
Revenue	6,752,936	6,636,048
Kingdom of Saudi Arabia
Revenue
Revenue	2,576,607	1,430,960
United Arab Emirates
Revenue
Revenue	859,526
Business to business - TaaS
Revenue
Revenue	8,676,762	6,001,062
Business to customers - B2C
Revenue
Revenue	$ 1,512,307	$ 2,065,946